May 18, 2020
Rule 497(e)
Registration Nos. 333-201473 and 811-22926
Innovator ETFs Trust II
Innovator Lunt Low Vol/High Beta Tactical ETF
(the “Fund”)
Supplement To the Fund’s Prospectus and Statement of Additional Information
Dated January 31, 2020
Dated May 18, 2020
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
On May 13, 2020, the Board of Trustees of the Innovator ETFs Trust II approved the following changes to the Fund, which will take effect on or about July 17, 2020:

1.
The Fund’s current underlying index, the Lunt Capital U.S. Large Cap Rotation Index (the “Lunt Index”), will be replaced with Refinitiv Diversified Power Buffer Strategy Index (the “Diversified Power Buffer Index”);

2.	The Fund’s name will be changed to the Innovator S&P 500 Diversified Power Buffer ETF;

3.
The Fund’s investment objective will be changed to the following: The Innovator S&P 500 Diversified Power Buffer ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Refinitiv Diversified Power Buffer Strategy Index; and

4.	The Fund’s management fees will be reduced from 0.49% to 0.20%.
After these changes take effect, the Fund will continue to follow its non-fundamental policy to invest not less than 80% of its total assets in securities that comprise its underlying index. The new index, the Diversified Power Buffer Index, is comprised of the shares of the following twelve underlying exchange-traded funds:

1.	Innovator S&P 500 Power Buffer ETF™ — January (PJAN)

2.	Innovator S&P 500 Power Buffer ETF™ — February (PFEB)

3.	Innovator S&P 500 Power Buffer ETF™ — March (PMAR)

4.	Innovator S&P 500 Power Buffer ETF™ — April (PAPR)

5.	Innovator S&P 500 Power Buffer ETF™ — May (PMAY)

6.	Innovator S&P 500 Power Buffer ETF™ — June (PJUN)

7.	Innovator S&P 500 PowerBuffer ETF™ — July (PJUL)

8.	Innovator S&P 500 Power Buffer ETF™ — August (PAUG)

9.	Innovator S&P 500 Power Buffer ETF™ — September (PSEP)

10.	Innovator S&P 500 Power Buffer ETF™ — October (POCT)

11.	Innovator S&P 500 Power Buffer ETF™ — November (PNOV)

12.	Innovator S&P 500 Power Buffer ETF™ — December (PDEC)
The Fund’s investment performance, tracking the Diversified Power Buffer Index, will largely depend on the investment performance of the underlying exchange-traded funds in which it invests, subject to the respective “caps” and “buffers” of the underlying exchange-traded funds. An investment in the Fund will be subject to the risks and expenses associated with the exchange-traded funds that comprise the Diversified Power Buffer Index. In addition to its own fees and expenses, the Fund will pay indirectly a proportional share of the fees and expenses of the underlying exchange-traded funds in which it invests, including advisory and administration fees (“Acquired Fund Fees and Expenses”). The Fund does not currently pay Acquired Fund Fees and Expenses in tracking the Lunt Index.
A Preliminary Prospectus and Preliminary Statement of Additional Information (“SAI”) has been filed with the Securities and Exchange Commission (“SEC”) which reflect the changes described in this notice and which are publicly available on the SEC’s website.
For more information about the changes described in this notice, or to obtain a copy of the Preliminary Prospectus or SAI, please call 1-800-208-5212.

Please Keep This Supplement With Your Prospectus and Statement of Additional Information For Future Reference
Innovator S&P 500 Diversified Power Buffer ETF
Innovator S&P 500 Diversified Power Buffer ETF
investment objective
The Innovator S&P 500 Diversified Power Buffer ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Refinitiv Diversified Power Buffer Strategy Index; and